GENERAL INFORMATION - Nature of operations (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 05, 2017 / $
General information
Increase in total revenue due to devaluation of local currencies (as a percent)		3.00%
Net foreign exchange loss / (gain)		$ 71	$ (157)	$ 314
Foreign currency translation		(638)	$ 85	$ (1,836)
Uzbekistan
General information
Exchange rate | / $					8,100
Exchange rate depreciations					92.00%
Net foreign exchange loss / (gain)	$ 49	16
Repatriated amount from subsidiary	$ 200
Foreign currency translation		$ 420
Italy
General information
Ownership interest in joint venture (in percentage)		50.00%